UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7118

        Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.4% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 480	5.000%, 1/01/32	1/15 at 100.00	Baa3	$424,925
415	5.125%, 1/01/37	1/15 at 100.00	Baa3	367,736

895	Total Consumer Discretionary			792,661

	Consumer Staples – 3.7% (2.4% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
2,520	4.750%, 6/01/34	6/17 at 100.00	BBB	2,127,460
5,300	5.000%, 6/01/41	6/17 at 100.00	BBB	4,515,865

7,820	Total Consumer Staples			6,643,325

	Education and Civic Organizations – 14.4% (9.7% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	AAA	1,185,953
	5.000%, 12/01/24 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	473,340
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	304,107
	Series 2004C, 5.500%, 7/01/23
600	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	571,782
	2007D, 5.000%, 7/01/33
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	Aaa	2,115,749
2,000	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	Aaa	2,016,660
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	106,658
	2004L, 5.125%, 7/01/19 – MBIA Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aaa	986,286
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,375	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	AAA	1,462,024
725	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	AAA	766,361
1,530	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	AAA	1,583,351
1,125	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	AAA	1,104,739
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	Aaa	1,748,683
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	Aaa	1,070,420
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	AA	314,673
	5.500%, 7/01/23 – RAAI Insured
405	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C,	7/12 at 100.00	AA	406,494
	5.000%, 7/01/37 – RAAI Insured
115	New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue,	4/08 at 100.00	A	115,381
	Series 1976D, 6.750%, 7/01/08
1,405	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A,	6/09 at 101.00	AAA	1,416,029
	5.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
1,470	5.700%, 6/01/08 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	1,482,745
985	6.000%, 6/01/15 – MBIA Insured (Alternative Minimum Tax)	6/10 at 101.00	AAA	1,026,902
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child	4/13 at 100.00	AAA	2,156,402
	Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	AAA	1,029,340
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – MBIA Insured
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	AAA	2,798,208
	12/01/31 – AMBAC Insured

25,575	Total Education and Civic Organizations			26,242,287

	Financials – 0.8% (0.5% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,514,010
	Project, Series 2002, 5.750%, 10/01/21

	Health Care – 18.7% (12.6% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
185	5.000%, 2/15/25	2/15 at 100.00	BBB	176,521
620	5.750%, 2/15/34	8/14 at 100.00	BBB	617,080
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	1,590,468
	Medical Center, Series 2007, 5.000%, 7/01/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26	7/13 at 100.00	Baa1	735,375
1,670	5.375%, 7/01/33	7/13 at 100.00	Baa1	1,660,748
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	231,473
	Hospital, Series 2005A, 5.500%, 7/01/36
2,900	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University	1/10 at 101.00	A3	2,977,662
	Medical Center, Series 2000, 6.000%, 1/01/34
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	690,557
	Center, Series 2006B, 5.000%, 7/01/36
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	376,129
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,567,760
	Obligated Group, Series 2001, 5.625%, 7/01/31
1,700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	1,790,593
	Obligated Group, Series 1999, 5.625%, 7/01/12 – FSA Insured
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BBB–	489,273
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	AA	1,499,940
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	1,119,307
	Care System, Series 2006A, 5.000%, 7/01/29
1,675	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	AA	1,699,522
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AAA	2,131,820
	Hospital Obligated Group, Series 2000, 5.750%, 7/01/15 – AMBAC Insured
1,875	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	1,649,494
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
1,245	5.000%, 7/01/36	7/16 at 100.00	A3	1,216,328
1,155	5.000%, 7/01/46	7/16 at 100.00	A3	1,110,036
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	AA	1,340,625
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
2,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	2,136,121
	Hospital, Series 2000A, 6.875%, 7/01/20
630	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A+	657,096
	Medical Center, Series 2002, 5.750%, 7/01/25
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	AA	1,734,812
	Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/08 at 101.00	A3	2,870,533
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18

33,640	Total Health Care			34,069,273

	Housing/Multifamily – 3.4% (2.3% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds, Mount	11/12 at 100.00	Aaa	340,092
	Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)
385	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	4/08 at 100.00	N/R	387,410
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11
4,445	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/08 at 101.50	AAA	4,515,987
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,	5/08 at 100.00	AAA	998,500
	Series 2004B, 6.500%, 11/01/46 – MBIA Insured (Alternative Minimum Tax)

6,170	Total Housing/Multifamily			6,241,989

	Housing/Single Family – 1.6% (1.1% of Total Investments)
	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U:
1,515	5.700%, 10/01/14 – MBIA Insured (Alternative Minimum Tax)	4/08 at 101.50	AAA	1,539,422
400	5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)	4/08 at 101.50	AAA	404,736
430	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	No Opt. Call	AAA	444,173
	2000CC, 4.600%, 10/01/09 – MBIA Insured
605	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	564,574
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)

2,950	Total Housing/Single Family			2,952,905

	Industrials – 0.4% (0.2% of Total Investments)
575	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	609,356
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29
	(Mandatory put 12/01/09)

	Long-Term Care – 1.6% (1.0% of Total Investments)
1,095	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,025,938
	Evergreens Project, Series 2007, 5.625%, 1/01/38
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	760,155
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	1,059,000
	Jersey, Series 2001, 5.500%, 6/01/21

2,845	Total Long-Term Care			2,845,093

	Tax Obligation/General – 10.1% (6.8% of Total Investments)
2,460	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School	No Opt. Call	Aaa	2,734,216
	District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	AAA	2,684,725
	AMBAC Insured
2,000	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds,	10/13 at 100.00	AAA	2,057,460
	Series 2003, 5.000%, 10/01/27 – MBIA Insured
	New Jersey, General Obligation Bonds, Series 1992D:
2,580	6.000%, 2/15/11	No Opt. Call	AA	2,847,417
1,560	6.000%, 2/15/13	No Opt. Call	AA	1,790,537
4,000	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%,	No Opt. Call	Aaa	4,288,880
	9/01/12 – FGIC Insured
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 –	9/14 at 100.00	Aaa	1,926,298
	AMBAC Insured

16,880	Total Tax Obligation/General			18,329,533

	Tax Obligation/Limited – 38.3% (25.7% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,124,780
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	5,891,996
	12/15/19 – FSA Insured
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aaa	1,299,687
	2007, 5.250%, 12/15/22 – AMBAC Insured
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,404,610
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AAA	1,243,456
2,755	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	2,839,275
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,114,430
1,705	5.250%, 9/15/17	9/13 at 100.00	AAA	1,896,369
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,079,040
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	AA–	3,619,361
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,155	5.500%, 6/15/24	6/12 at 100.00	BBB	1,143,254
2,540	5.750%, 6/15/34	6/14 at 100.00	BBB	2,531,593
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AAA	3,576,736
	2004A, 5.250%, 7/01/15 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	119,555
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	191,450
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AAA	1,193,600
2,310	5.000%, 9/01/37	9/17 at 100.00	AA–	2,383,574
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,780,656
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AAA	2,689,109
3,000	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AAA	3,031,080
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AAA	1,730,775
	5.500%, 3/01/22 – MBIA Insured
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	3,367,050
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,875	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	Aaa	2,008,631
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aaa	439,304
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aaa	779,057
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AAA	2,986,490
	5.500%, 12/15/16 – MBIA Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	Aaa	2,200,920
	5.250%, 12/15/18 – FGIC Insured
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,209,944
	5.000%, 6/15/19 – FSA Insured
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,970,181
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
8,090	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AAA	2,827,779
6,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	1,778,160
4,000	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	1,069,360
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	737,529
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	3/13 at 100.00	Aaa	2,849,447
	Plainfield Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 – FSA Insured
2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series	6/13 at 100.00	Aa1	2,589,915
	2003, 5.000%, 6/15/23

77,840	Total Tax Obligation/Limited			69,698,153

	Transportation – 21.2% (14.2% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	3,017,933
	5.250%, 6/01/20 – MBIA Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AAA	2,605,925
4,000	5.000%, 1/01/28 – MBIA Insured	1/15 at 100.00	AAA	4,157,360
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,365	6.500%, 1/01/16	No Opt. Call	A	1,596,777
565	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	660,937
345	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	AAA	402,943
5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	Aaa	6,147,151
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	Aaa	2,836,185
	Facility, Series 2005, 5.000%, 4/15/35 – FSA Insured
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	4,158,560
	Series 2005, 5.000%, 12/01/28 – XLCA Insured
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	1,031,080
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AAA	2,075,800
	Twenty-Fifth Series 2002, 5.000%, 4/15/32 – FSA Insured
780	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	896,384
	Bonds, RITES Trust 1516, 9.170%, 8/15/32 – FSA Insured (IF)
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/08 at 102.00	AAA	8,170,398
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Aaa	880,065
	Series 2003, 5.000%, 10/01/24 – FGIC Insured

36,655	Total Transportation			38,637,498

	U.S. Guaranteed – 21.3% (14.3% of Total Investments) (4)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	Aaa	2,339,314
	Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – MBIA Insured
130	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	146,979
	12/15/19 (Pre-refunded 12/15/13) – FSA Insured
2,705	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (4)	3,386,606
	1993, 8.000%, 9/15/18 (ETM)
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	676,991
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	Aaa	1,295,671
	2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – MBIA Insured
2,080	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	AAA	2,352,522
	2005F, 5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	AAA	449,724
	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A3 (4)	3,386,670
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
545	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	614,117
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
465	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	550,476
195	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	230,845
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	142,058
6,590	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	7,801,372
1,760	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	2,083,523
2,745	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	3,249,586
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	847,568
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35	7/15 at 100.00	AAA	2,412,470
	(Pre-refunded 7/01/15) – FGIC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
3,520	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,786,816
2,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,582,618
350	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Aaa	392,025
	Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured

33,545	Total U.S. Guaranteed			38,727,951

	Utilities – 0.7% (0.5% of Total Investments)
1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	1,284,525
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12

	Water and Sewer – 12.5% (8.4% of Total Investments)
	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds,
	Series 2003A:
1,450	5.000%, 4/01/19 – XLCA Insured	4/13 at 100.00	Aaa	1,525,154
1,250	5.000%, 4/01/24 – XLCA Insured	4/13 at 100.00	Aaa	1,286,875
1,000	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,122,560
	1993, 6.250%, 1/01/14 – AMBAC Insured
3,100	New Jersey Economic Development Authority, Water Facilities Revenue Refunding Bonds,	3/08 at 100.00	Aaa	3,104,495
	Hackensack Water Company, Series 1994B, 5.900%, 3/01/24 – MBIA Insured (Alternative
	Minimum Tax)
6,950	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/11 at 101.00	AAA	7,470,067
	2001A, 4.750%, 9/01/20
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AAA	1,711,067
	2005, 5.000%, 8/01/31 – MBIA Insured
3,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	Aaa	3,785,530
	5.250%, 8/01/19 – FGIC Insured
1,000	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds, Series	No Opt. Call	Aa2	1,068,710
	1993B, 5.450%, 12/01/12
1,500	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	AAA	1,702,860
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured

21,400	Total Water and Sewer			22,777,318

$ 269,540	Total Investments (cost $262,776,102) – 149.1%			271,365,877

	Other Assets Less Liabilities – 1.2%			2,208,549

	Preferred Shares, at Liquidation Value – (50.3)% (5)			(91,600,000)

	Net Assets Applicable to Common Shares – 100%			$181,974,426

Forward Swaps outstanding at January 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

JPMorgan	$2,500,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$220,809
Royal Bank of Canada	4,100,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	339,096

								$559,905

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at
least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-
insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.8)%.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $262,614,818.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$11,447,988
Depreciation	(2,696,929)

Net unrealized appreciation (depreciation) of investments	$ 8,751,059

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.